Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings / (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per share in each of the periods comprising the accompanying consolidated statements of comprehensive income are as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,	Year ended December 31,
	2017	2018	2018	2019
Net income and comprehensive income	$878,644	$980,938	$276,442	$1,088,149
Less: Cumulative dividends on Series A Preferred Shares	(29,250)	(1,646,775)	(992,745)	(372,022)
Plus: Gain on extinguishment of preferred shares pursuant to the Series A Preferred Shares Amendment Agreement, net of expenses	—	—	—	112,637
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders	849,394	(665,837)	(716,303)	828,764
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,400,000	2,400,000	2,662,383
Earnings/ (Loss) per common share, basic and diluted	$0.35	$(0.28)	$(0.30)	$0.31